Summary of Significant Accounting Policies - Schedule of Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Measurement Input, Exercise Price [Member]
Share price	$ 1.25	$ 1.25
Measurement Input, Risk Free Interest Rate [Member]
Derivative liability measurement input	0.09	1.59
Dividend Yield [Member]
Derivative liability measurement input	0.00	0.00
Expected Volatility [Member]
Derivative liability measurement input	169	133
Contractual Term [Member]
Derivative liability measurement input, contractual term	1 month 20 days	1 year 1 month 24 days